Risk information - Liquidity investments - Remaining maturity (Details) - Liquidity risk	Dec. 31, 2019	Dec. 31, 2018
Within 1 year
Risk information
Percentage of liquidity investments	84.00%	74.00%
Later than one year and not later than three years
Risk information
Percentage of liquidity investments	16.00%	26.00%
Later than three years
Risk information
Percentage of liquidity investments	0.00%	0.00%